UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Activities
Net income (loss)	$ 391	$ 268
Adjusted for the following items:
Equity accounted earnings, net of distributions	216	71
Impairment expense (reversal), net	14	(10)
Depreciation and amortization expense	1,497	1,617
(Gain) loss on dispositions, net	(220)	(99)
Provisions and other items	(444)	(231)
Deferred income tax expense (recovery)	(248)	(344)
Changes in non-cash working capital, net	92	(849)
Cash from (used in) operating activities	1,298	423
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	11,955	5,057
Repayment of non-recourse subsidiary borrowings of the partnership	(7,007)	(4,561)
Proceeds from corporate borrowings	410	665
Repayment of corporate borrowings	(1,440)	(215)
Proceeds from other financing	130	155
Repayment of other financing	(70)	(71)
Proceeds from (repayment of) other credit facilities, net	17	(50)
Lease liability repayment	(130)	(166)
Capital provided by others who have interests in operating subsidiaries	675	96
Repurchases of LP units and BBUC exchangeable shares	(157)	0
Distributions to limited partners, Redemption-Exchange unitholders and BBUC exchangeable shareholders	(27)	(27)
Distributions to preferred securities holders	(26)	(26)
Distributions and capital paid to others who have interests in operating subsidiaries	(3,797)	(327)
Cash from (used in) financing activities	533	530
Acquisitions
Subsidiaries, net of cash acquired	(1,619)	(84)
Property, plant and equipment and intangible assets	(969)	(1,257)
Equity accounted investments	(191)	(21)
Financial assets and other	(1,372)	(1,548)
Dispositions
Subsidiaries, net of cash disposed	508	168
Property, plant and equipment and intangible assets	89	13
Financial assets and other	1,570	1,631
Net settlement of derivative assets and liabilities	(59)	7
Restricted cash and deposits	104	7
Cash from (used in) investing activities	(1,939)	(1,084)
Cash and cash equivalents
Change during the period	(108)	(131)
Impact of foreign exchange	213	(162)
Net change in cash classified within assets held for sale	(15)	0
Balance, beginning of year	3,239	3,252
Balance, end of period	$ 3,329	$ 2,959